Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	000-22873
Entity Registrant Name	Oruka Therapeutics, Inc.
Entity Central Index Key	0000907654
Entity Tax Identification Number	36-3855489
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	855 Oak Grove Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	606-7910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ORKA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false